Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income:
Interest and fees on loans	$ 2,687	$ 2,543	$ 5,328	$ 5,154
Investment securities	409	440	842	920
Federal funds sold and overnight deposits	5	21	12	32
Total interest and dividend income	3,101	3,004	6,182	6,106
Interest expense:
Deposits	188	222	374	434
Federal Home Loan Bank advances	18	5	25	7
Repurchase agreements	1	1	2	2
Total interest expense	207	228	401	443
Net interest and dividend income	2,894	2,776	5,781	5,663
Provision for loan losses	30		80	30
Net interest and dividend income after provision for loan losses	2,864	2,776	5,701	5,633
Noninterest income:
Service charges on deposit accounts	101	116	205	234
Gain on sales of available-for-sale securities, net	26	103	69	103
Other service charges and fees	200	141	345	350
Increase in cash surrender value of life insurance policies	51	48	102	96
Mortgage banking activities	309	82	444	154
Investment services fees and commissions	77	68	111	129
Other income	42	47	60	51
Total noninterest income	806	605	1,336	1,117
Noninterest expense:
Salaries and employee benefits	1,703	1,603	3,282	3,576
Occupancy expense	328	320	706	667
Equipment expense	100	127	202	228
Advertising and promotions	152	181	256	284
Forms and supplies	45	59	77	94
Professional fees	147	133	252	210
Directors’ fees	63	64	114	131
Correspondent charges	92	51	121	131
FDIC assessment	78	102	156	205
Data processing	189	175	333	320
Other expenses	369	501	735	830
Total noninterest expense	3,266	3,316	6,234	6,676
Income before income taxes	404	65	803	74
Income tax provision (benefit)	54	(50)	110	(119)
Net income	350	115	693	193
Net income available to common stockholders	$ 316	$ 89	$ 633	$ 142
Weighted average shares outstanding, basic (in Shares)	888,587	881,861	888,290	880,973
Earnings per common share, basic (in Dollars per share)	$ 0.36	$ 0.10	$ 0.71	$ 0.16
Weighted average shares outstanding, assuming dilution (in Shares)	889,611	884,675	889,090	885,673
Earnings per common share, assuming dilution (in Dollars per share)	$ 0.36	$ 0.10	$ 0.71	$ 0.16